Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2014	$ 4,129
2015	2,263
2016	653
2017	41
Total	$ 7,086